Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	May 05, 2024	Apr. 08, 2024	Sep. 30, 2023	Jun. 30, 2023	Nov. 30, 2023
Subsequent Events [Line Items]
Number of shares exercised				300,000
Exercise price per share (in Dollars per share)					$ 0.01
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares exercised		495,500
Exercise price per share (in Dollars per share)		$ 0.00001
Shares of common stock		126,082
Cash consideration (in Dollars)	$ 120,000
Consideration of shares issued	20,000
Subsequent Event [Member] | TGL Shares [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 3.93
Forecast [Member]
Subsequent Events [Line Items]
Common stock shares issued			2,416,226
Conversion amount (in Dollars)			$ 1,224,077